Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting
Segment Reporting

Note 18 – Segment Reporting

The Company operates in two segments: the production and sale of cannabis via retail and wholesale channels (“Cannabis Operations”); and providing professional services including cultivation, processing and retail know-how and back office administration, intellectual property licensing, real estate leasing services and lending facilities to medical and adult-use cannabis licensees under management service agreements (“Non-Cannabis Operations”).

	Cannabis	Non-Cannabis	Total
For the year ended December 31, 2020:
Revenues	$586,219	$40,418	$626,637
Gross profit	350,095	40,418	390,513
Income (loss) from operations	122,196	(58,512)	63,684
Net income (loss)	23,572	(84,900)	(61,328)

	Cannabis	Non-Cannabis	Total
For the year ended December 31, 2019:
Revenues	$173,857	47,161	$221,018
Gross profit	94,452	47,161	141,613
Loss from operations	(6,348)	(21,369)	(27,717)
Net loss	(19,649)	(50,199)	(69,848)

	Cannabis	Non-Cannabis	Held for sale	Total
As of December 31, 2020:
Total assets	$2,114,424	$211,631	$58,504	$2,384,559
Total liabilities	672,796	330,399	7,181	1,010,376

	Cannabis	Non-Cannabis	Held for sale	Total
As of December 31, 2019:
Total assets	$465,169	$271,757	$—	$736,926
Total liabilities	93,785	239,695	—	333,480